UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND 30 INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.77%

AUSTRALIA — 45.36%
Amcor Ltd.	107,496	$941,839
Australia and New Zealand Banking Group Ltd.	42,756	1,185,379
Commonwealth Bank of Australia	16,248	1,092,265
David Jones Ltd.	511,920	1,334,895
Metcash Ltd.	471,360	1,873,194
National Australia Bank Ltd.	54,288	1,549,262
SP AusNet	1,255,452	1,505,924
Suncorp Group Ltd.	70,812	782,921
Sydney Airport	308,460	1,019,913
Telstra Corp. Ltd.	271,824	1,304,219
UGL Ltd.	110,208	1,279,421
Westpac Banking Corp.	45,672	1,335,774

		15,205,006
HONG KONG — 12.39%
Giordano International Ltd.	1,080,000	1,097,337
Hang Seng Bank Ltd.	55,200	903,926
PCCW Ltd.	2,112,000	934,068
VTech Holdings Ltd.[a]	105,600	1,216,602

		4,151,933
JAPAN — 12.42%
Asahi Glass Co. Ltd.	101,000	670,677
Eisai Co. Ltd.	19,500	854,701
NTT DOCOMO Inc.	672	1,022,801
Ono Pharmaceutical Co. Ltd.	13,900	733,383
TonenGeneral Sekiyu K.K.	101,000	882,062

		4,163,624
NEW ZEALAND — 10.33%
SKYCITY Entertainment Group Ltd.	290,172	968,069
Telecom Corp. of New Zealand Ltd.	1,224,648	2,495,648

		3,463,717
SINGAPORE — 19.27%
Keppel Corp. Ltd.	88,000	817,580
Keppel Land Ltd.[a]	324,000	1,115,075
SATS Ltd.[a]	300,000	739,215
Singapore Post Ltd.	1,104,000	1,079,205
Singapore Telecommunications Ltd.	328,000	927,452
SMRT Corp. Ltd.[a]	588,000	774,309
StarHub Ltd.	320,000	1,008,240

		6,461,076

TOTAL COMMON STOCKS
(Cost: $32,109,138)		33,445,356

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.01%

MONEY MARKET FUNDS — 4.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b],c,d	1,246,874	$1,246,874
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	87,266	87,266
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	8,783	8,783

		1,342,923

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,342,923)		1,342,923

TOTAL INVESTMENTS IN SECURITIES — 103.78%
(Cost: $33,452,061)		34,788,279
Other Assets, Less Liabilities — (3.78)%		(1,267,543)

NET ASSETS — 100.00%		$33,520,736

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

1

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 87.93%

BRAZIL — 6.20%
Banco do Brasil SA	108,900	$1,335,793
CCR SA	56,100	579,557
CPFL Energia SA	95,700	976,629
Light SA	112,200	1,155,166
Souza Cruz SA	29,700	491,964
Tractebel Energia SA	62,900	1,119,059

		5,658,168
CHILE — 2.86%
CAP SA	10,923	403,821
CorpBanca SA	90,494,052	1,301,962
Empresa Nacional de Telecomunicaciones SA	41,463	898,680

		2,604,463
CHINA — 8.82%
Anta Sports Products Ltd.[a]	1,617,000	1,509,520
Dongyue Group Ltd.[a]	2,475,000	1,653,085
Guangzhou R&F Properties Co. Ltd. Class H	541,200	982,541
PetroChina Co. Ltd. Class H	396,000	564,729
Shenzhen Investment Ltd.	2,310,000	1,063,336
Shougang Fushan Resources Group Ltd.	2,574,000	1,105,205
Zhejiang Expressway Co. Ltd. Class H	1,320,000	1,172,690

		8,051,106
CZECH REPUBLIC — 3.41%
CEZ AS	32,637	1,055,011
Komercni Banka AS	3,036	612,156
Telefonica O2 Czech Republic AS	83,655	1,443,771

		3,110,938
EGYPT — 0.82%
Commercial International Bank (Egypt) SAE SP GDR	145,200	747,780

		747,780
INDIA — 0.25%
Reliance Industries Ltd. SP GDR[b]	6,897	230,911

		230,911
INDONESIA — 3.54%
PT AKR Corporindo Tbk	1,014,500	403,613
PT Aneka Tambang (Persero) Tbk	8,662,500	1,209,548
PT Indo Tambangraya Megah Tbk	379,500	1,615,018

		3,228,179
MALAYSIA — 5.63%
Berjaya Sports Toto Bhd	617,688	864,803
British American Tobacco (Malaysia) Bhd	36,300	670,621
Kuala Lumpur Kepong Bhd	69,300	484,007
Malayan Banking Bhd	387,000	1,106,070
PPB Group Bhd	69,300	277,914
Public Bank Bhd	92,400	461,554

Security	Shares	Value

Sime Darby Bhd	204,600	$612,417
Telekom Malaysia Bhd	293,700	524,633
YTL Power International Bhd	281,900	137,911

		5,139,930
PHILIPPINES — 0.93%
Globe Telecom Inc.	32,175	849,354

		849,354
POLAND — 4.11%
KGHM Polska Miedz SA	40,070	2,444,405
Telekomunikacja Polska SA	336,110	1,302,521

		3,746,926
RUSSIA — 1.15%
Mobile Telesystems OJSC	123,750	1,051,835

		1,051,835
SOUTH AFRICA — 8.98%
African Bank Investments Ltd.	270,056	932,619
Barloworld Ltd.	33,075	311,010
Exxaro Resources Ltd.	44,374	874,351
Foschini Group Ltd. (The)	16,896	221,500
Grindrod Ltd.	168,300	312,555
Impala Platinum Holdings Ltd.	10,692	194,363
Kumba Iron Ore Ltd.[a]	18,975	1,279,097
Lewis Group Ltd.[a]	143,894	1,076,328
Nampak Ltd.	158,202	555,902
PPC Ltd.	195,855	718,028
RMB Holdings Ltd.	103,983	499,594
Tiger Brands Ltd.	11,187	368,803
Truworths International Ltd.	42,339	481,158
Woolworths Holdings Ltd.	51,876	369,334

		8,194,642
SOUTH KOREA — 3.20%
Daishin Securities Co. Ltd.	126,570	1,243,703
Hyundai Marine & Fire Insurance Co. Ltd.	20,790	639,589
Korea Gas Corp.	4,370	267,676
KT Corp.	4,860	163,350
KT Corp. SP ADR	35,838	607,096

		2,921,414
TAIWAN — 25.34%
Ability Enterprise Co. Ltd.	858,000	806,377
AmTRAN Technology Co. Ltd.	1,089,000	781,901
China Bills Finance Corp.	4,818,000	1,843,883
China Steel Corp.	528,295	498,299
Chunghwa Telecom Co. Ltd.	231,000	735,407
Far EasTone Telecommunications Co. Ltd.	198,000	503,609
Farglory Land Development Co. Ltd.	660,000	1,215,992
Feng Hsin Iron & Steel Co. Ltd.	462,000	829,289
Formosa Chemicals & Fibre Corp.	297,000	806,713
Formosa Plastics Corp.	264,000	717,078
Formosan Rubber Group Inc.	1,386,000	999,841
Gigabyte Technology Co. Ltd.	1,221,000	1,050,358
Highwealth Construction Corp.	462,000	959,159
HTC Corp.	198,000	1,954,752
Huaku Development Co. Ltd.	462,000	1,139,099

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Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

January 31, 2013

Security	Shares	Value

Inventec Corp.	891,475	$356,270
LITE-ON IT Corp.	1,485,000	1,440,917
Lite-On Technology Corp.	528,100	760,139
Nan Ya Plastics Corp.	297,000	603,526
Novatek Microelectronics Corp. Ltd.	132,000	525,291
Oriental Union Chemical Corp.	561,000	663,096
Taiwan Mobile Co. Ltd.	165,000	586,761
TSRC Corp.	495,500	1,005,214
U-Ming Marine Transport Corp.	528,000	852,983
UPC Technology Corp.	693,453	387,515
Wistron NeWeb Corp.	594,000	1,094,393

		23,117,862
THAILAND — 5.51%
Advanced Information Service PCL NVDR	105,600	743,662
Airports of Thailand PCL NVDR	102,300	361,927
Charoen Pokphand Foods PCL NVDR	511,500	608,929
Land and Houses PCL NVDR	1,958,700	742,230
PTT Global Chemical PCL NVDR	102,300	274,447
Shin Corp. PCL NVDR	501,600	1,148,028
Siam Cement PCL NVDR	33,000	491,348
Thai Oil PCL NVDR	264,000	652,917

		5,023,488
TURKEY — 7.18%
Ford Otomotiv Sanayi AS	131,739	1,497,800
Haci Omer Sabanci Holding AS	38,049	219,543
Tofas Turk Otomobil Fabrikasi AS	140,595	847,199
Turk Telekomunikasyon AS	329,373	1,381,827
Turk Traktor ve Ziraat Makineleri AS	45,185	1,271,478
Turkiye Petrol Rafinerileri AS	48,482	1,336,693

		6,554,540

TOTAL COMMON STOCKS
(Cost: $77,464,955)		80,231,536

PREFERRED STOCKS — 11.79%

BRAZIL — 11.79%
AES Tiete SA	184,800	1,927,710
Companhia de Transmissao de Energia Eletrica Paulista	79,200	1,393,525
Companhia Energetica de Minas Gerais	75,900	824,170
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	963,600	6,612,276

		10,757,681

TOTAL PREFERRED STOCKS
(Cost: $11,604,909)		10,757,681

RIGHTS — 0.01%

CHILE — 0.01%
Corpbanca SAc	11,862,316	13,291

		13,291

TOTAL RIGHTS
(Cost: $0)		13,291

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.04%

MONEY MARKET FUNDS — 4.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	3,415,586	$3,415,586
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	239,049	239,049
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	34,799	34,799

		3,689,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,689,434)		3,689,434

TOTAL INVESTMENTS IN SECURITIES — 103.77%
(Cost: $92,759,298)		94,691,942
Other Assets, Less Liabilities — (3.77)%		(3,442,371)

NET ASSETS — 100.00%		$91,249,571

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

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Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund
Asia/Pacific Dividend 30
Emerging Markets Dividend

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

1

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend 30	$33,463,314	$1,601,753	$(276,788)	$1,324,965
Emerging Markets Dividend	92,763,066	4,243,076	(2,314,200)	1,928,876

2

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The iShares Emerging Markets Dividend Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

3

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	March 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 27, 2013